Income Taxes (Tables)	9 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Deferred Taxes Assets and Liabilities	Composition of deferred tax income and social contribution:
	September 30, 2025	December 31, 2024
Deferred income taxes assets	511,482	651,178
Deferred income taxes liabilities	(1,073,116)	(1,095,291)
	(561,634)	(444,113)

Schedule of Deferred Tax Income and Social Contribution
	Balance at January 1, 2025	Income statement	Exchange variation	Other adjustments (2)	Balance at September 30, 2025
Tax loss and negative social contribution base	679,275	74,199	61,927	(191,303)	624,098
Expected credit losses on trade accounts receivable	42,304	(9,833)	3,970	—	36,441
Provisions for contingencies	94,487	(6,265)	11,143	—	99,365
Fair value adjustment	(105,836)	(14,833)	(9,281)	—	(129,950)
Tax credits - foreign subsidiaries	8,798	(88)	(79)	—	8,631
Provision for work accident insurance - foreign subsidiaries	8,964	(4,446)	—	—	4,518
Pension plan - foreign subsidiaries	3,209	4,740	(80)	(3,224)	4,645
Trade accounts payable accrual	249,853	37,794	7,270	—	294,917
Non-deductible interest portion - U.S. Tax Reform	279,572	84,158	1	—	363,731
Right of use assets	25,967	1,036	3,092	—	30,095
Goodwill amortization	(727,377)	(29,175)	(103,271)	—	(859,823)
Business combinations	(465,917)	(15,989)	(5,640)	(912)	(488,458)
Inventory valuation	(83,507)	(13,298)	9,897	—	(86,908)
Hedge operations (1)	45,961	(6,648)	6,704	19	46,036
Realization of other reserves	(88,113)	1,922	(14,356)	—	(100,547)
Accelerated depreciation and amortization	(479,922)	(4,985)	(2)	—	(484,909)
Cut Off adjustments (sales)	15,274	1,433	2,644	—	19,351
Other temporary differences	52,895	25,506	(21,268)	—	57,133
Deferred taxes, net	(444,113)	125,228	(47,329)	(195,420)	(561,634)

	Balance at January 1, 2024	Income statement	Exchange variation	Other Adjustments (2)	Balance at September 30, 2024
Tax loss and negative social contribution base	840,172	(238,772)	(63,233)	(553)	537,614
Expected credit losses on trade accounts receivable	38,086	12,365	(2,640)	—	47,811
Provisions for contingencies	78,840	(2,364)	34,771	—	111,247
Fair value adjustment	(56,683)	(19,172)	(2,683)	—	(78,538)
Tax credits - foreign subsidiaries	23,685	19	48	(74)	23,678
Provision for work accident insurance - foreign subsidiaries	7,927	(928)	—	—	6,999
Pension plan - foreign subsidiaries	11,956	1,188	(40)	(8,340)	4,764
Trade accounts payable accrual	277,512	76,153	(50,671)	—	302,994
Non-deductible interest portion - U.S. Tax Reform	211,958	(10,418)	2	—	201,542
Right of use assets	25,417	8,199	(1,963)	—	31,653
Goodwill amortization	(851,840)	(10,269)	84,639	—	(777,470)
Business combinations	(444,250)	(36,524)	3,649	—	(477,125)
Inventory valuation	(148,818)	(37,903)	(1,676)	—	(188,397)
Hedge operations (1)	(25,364)	39,653	(534)	(496)	13,259
Realization of other reserves	(115,640)	2,033	12,795	—	(100,812)
Accelerated depreciation and amortization	(514,285)	17,175	(1)	—	(497,111)
Cut Off adjustments (sales)	—	25,890	(1,446)	—	24,444
Other temporary differences	55,931	(19,626)	(13,378)	—	22,927
Deferred taxes, net	(585,396)	(193,301)	(2,361)	(9,463)	(790,521)

(1)	Hedge and hedge accounting operations are demonstrated in Note 26 - Risk management and financial.

(2)	Mainly refers to the transfer of tax loss carryforwards and negative Social Contribution on Net Profit (CSLL) bases from the indirect subsidiary Seara Alimentos and its indirect subsidiaries to JBS S.A. These tax losses were used to settle a tax assessment related to the taxation of profits earned abroad (TBU) for the 2016 calendar year, which was upheld in a final decision by the Administrative Council of Tax Appeals (CARF) through a casting vote. This enabled full settlement with reductions in fines and interest by using the accumulated tax loss carryforwards. The adjustment also includes deferred taxes related to the gain on the purchase of Agro Alfa and Via Rovigo, as well as cash flow hedge operations recognized in other comprehensive income by the subsidiary Seara Alimentos, and the pension plan in the United States of America.

Schedule of Income Tax and Social Contribution Expense	Reconciliation of income tax and social contribution expense:
	Nine-month period ended September 30,		Three-month period ended September 30,
	2025	2024	2025	2024
Profit before taxes	2,245,943	2,101,737	815,341	1,197,121
Brazilian statutory corporate tax rate	(34)%	(34)%	(34)%	(34)%
Expected tax expense	(763,621)	(714,591)	(277,216)	(407,021)

Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees	5,103	(79)	1,520	1,324
Non-taxable tax benefits (3)	165,056	164,991	58,032	55,412
Transfer pricing adjustments	—	(7,126)	—	59,613
Difference of tax rates on taxable income from foreign subsidiaries	96,902	128,842	49,938	(2,239)
Profits taxed by foreign jurisdictions (4)	(37,591)	25,925	44,406	61,803
Deferred income tax not recognized	86,093	(199,592)	10,026	(203,623)
Dividends paid abroad	(10,809)	(10,483)	(10,809)	—
Non-taxable interest - foreign subsidiaries	9,414	11,715	3,151	3,909
Donations and social programs (5)	—	(929)	—	1,176
SELIC interest on tax credits	33,946	5,169	2,631	1,050
Brazilian tax incentive law - Lei do Bem	1,397	—	—	—
Other permanent differences	(37,060)	3,658	(52,896)	(11,919)
Current and deferred income tax expense	(451,170)	(592,500)	(171,217)	(440,515)

Current income tax	(576,398)	(399,199)	(185,942)	(142,382)
Deferred income tax	125,228	(193,301)	14,725	(298,133)
	(451,170)	(592,500)	(171,217)	(440,515)
Effective income tax rate	(20.09)%	(28.19)%	(21.00)%	(36.80)%
(3)	The Group and its subsidiaries have subsidies granted by state governments, as a presumed credit, in accordance with the regulations of each state. The amounts appropriated from this tax incentive as revenue in the income statement are excluded in the calculation of taxes on profit, when the requirements set out in current legislation are met.

(4)	According to Law No. 12,973/14, the income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.

(5)	Refers to donations made by the indirect subsidiary JBS S.A., as described in note 25 - Expenses by nature.